UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio (Unaudited)			July 31, 2014

Country	Issue	Industry	Shares	Value (US $)
COMMON STOCKS (95.1%)
AUSTRALIA (2.8%)
Aurizon Holdings Limited +		Transportation	1,558,100	$7,206,806
Australia and New Zealand Banking Group Limited +		Banks	392,400	12,260,821
Suncorp Group Limited +		Insurance	403,900	5,329,143
				24,796,770

AUSTRIA (0.5%)
OMV Aktiengesellschaft +		Energy	110,500	4,442,676

BELGIUM (0.9%)
UCB S.A. +		Pharmaceuticals, Biotechnology & Life Sciences	85,900	7,882,511

BRAZIL (1.9%)
Cia de Saneamento Basico do Estado de Sao Paulo		Utilities	520,000	4,629,862
Embraer S.A.		Capital Goods	560,000	5,338,975
Petroleo Brasileiro SA Petrobras		Energy	890,700	7,529,973
				17,498,810

CANADA (7.3%)
Alimentation Couche-Tard Inc. - Class B		Retailing	449,100	12,290,681
Canadian National Railway Company		Transportation	169,300	11,317,721
Canadian Oil Sands Limited		Automobiles & Components	224,300	4,791,073
Canadian Pacific Railway Limited		Transportation	29,300	5,571,394
Husky Energy Inc.		Energy	151,700	4,614,930
Magna International Inc.		Automobiles & Components	110,800	11,898,539
Methanex Corporation		Materials	83,500	5,434,182
Royal Bank of Canada		Banks	130,900	9,660,681
				65,579,201

CHINA (4.4%)
Baidu, Inc. ADR *		Software & Services	16,100	3,478,405
Bank of China Limited - H Shares +		Banks	23,317,000	11,152,010
Hollysys Automation Technologies Ltd. *		Technology Hardware & Equipment	88,291	1,949,465
Lenovo Group Limited #+		Technology Hardware & Equipment	4,081,000	5,589,412
PICC Property and Casualty Company Limited +		Insurance	3,185,594	5,166,551
Tencent Holdings Limited +		Software & Services	226,300	3,658,850
WuXi PharmaTech (Cayman) Inc. ADR *#		Pharmaceuticals, Biotechnology & Life Sciences	263,500	8,118,435
				39,113,128

DENMARK (0.8%)
DSV A/S +		Transportation	231,700	7,301,024

FINLAND (1.2%)
Sampo Oyj +		Insurance	223,300	11,088,490

FRANCE (5.4%)
BNP Paribas +		Banks	87,800	5,790,055
Christian Dior +		Consumer Durables & Apparel	44,650	7,759,482
Compagnie Generale des Etablissements Michelin +		Automobiles & Components	74,700	8,181,587
Eiffage +		Capital Goods	65,300	4,221,540
Societe Generale +		Banks	172,800	8,635,055
Sodexo S.A. +		Consumer Services	69,700	6,941,581
Technip SA +		Energy	70,900	6,519,937
				48,049,237

GERMANY (7.8%)
BASF SE +		Materials	69,350	7,207,560
Bayer Aktiengesellschaft +		Materials	85,800	11,362,950
Bayerische Motoren Werke Aktiengesellschaft +		Automobiles & Components	57,500	6,875,282
Continental Aktiengesellschaft +		Automobiles & Components	27,000	5,838,725
Deutsche Telekom AG +		Telecommunication Services	571,400	9,255,143
E.ON SE +		Utilities	395,800	7,486,892
Fresenius SE & Co KGaA +		Health Care Equipment & Services	48,300	7,234,416
SAP AG +		Software & Services	112,900	8,904,089
Wincor Nixdorf Aktiengesellschaft +		Technology Hardware & Equipment	107,100	5,452,873
				69,617,930

HONG KONG (5.9%)
Beijing Enterprises Holdings Limited +		Capital Goods	642,000	5,583,614
China Unicom (Hong Kong) Limited +		Telecommunication Services	3,974,000	6,940,922
Haier Electronics Group Co., Ltd. +		Consumer Durables & Apparel	1,969,000	5,638,345
Hutchison Whampoa Limited +		Capital Goods	1,995,000	27,173,174
Techtronic Industries Company Limited +		Consumer Durables & Apparel	2,653,000	7,986,779
				53,322,834

INDIA (2.0%)
Infosys Limited ADR #	Software & Services	186,000	10,196,520
Power Finance Corporation +	Diversified Financials	1,678,600	7,418,491
			17,615,011

INDONESIA (1.6%)
Indofood Sukses Makmur Tbk PT +	Food, Beverage & Tobacco	8,411,000	5,032,941
PT Astra International Tbk +	Automobiles & Components	7,094,800	4,727,130
PT Bank Mandiri (Persero) Tbk. +	Banks	5,877,000	4,988,523
			14,748,594

ITALY (1.5%)
Intesa Sanpaolo S.p.A. +	Banks	1,604,600	4,749,122
Mediobanca S.p.A. +	Diversified Financials	961,000	8,463,852
			13,212,974

JAPAN (13.6%)
Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	404,000	5,423,743
Hitachi, Ltd. +	Technology Hardware & Equipment	1,018,000	7,924,976
ITOCHU Corporation +	Capital Goods	873,000	11,171,512
Japan Tobacco Inc. +	Food, Beverage & Tobacco	207,700	7,246,932
JFE Holdings, Inc. +	Materials	391,400	8,261,143
JGC Corporation +	Capital Goods	146,000	4,432,820
Kansai Paint Co., Ltd. +	Materials	388,000	6,491,469
Nissan Motor Co., Ltd. +	Automobiles & Components	1,389,300	13,700,116
Nomura Holdings, Inc. +	Diversified Financials	798,200	5,045,814
ORIX Corporation +	Diversified Financials	479,800	7,800,049
Resona Holdings, Inc. +	Banks	1,605,400	8,844,508
Ricoh Company, Ltd. +	Technology Hardware & Equipment	633,200	7,180,027
Sega Sammy Holdings Inc. +	Consumer Durables & Apparel	311,900	6,196,033
Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	4,682,729
Seven & I Holdings Co., Ltd. +	Food & Staples Retailing	147,900	6,172,483
Sundrug Co., Ltd. +	Food & Staples Retailing	149,500	6,722,393
Tokio Marine Holdings, Inc. +	Insurance	162,800	5,128,290
			122,425,037

MALAYSIA (1.7%)
AMMB Holdings Berhad +	Banks	2,766,500	5,991,179
Axiata Group Berhad +	Telecommunication Services	1,917,500	4,172,517
Genting Berhad +	Consumer Services	1,629,000	5,025,377
			15,189,073

MEXICO (1.3%)
Alfa, S.A.B. de C.V. - Class A	Capital Goods	2,386,700	6,517,388
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	774,600	5,153,258
			11,670,646

NETHERLANDS (1.3%)
ING Groep N.V. *+	Diversified Financials	379,600	4,916,248
Randstad Holding nv +	Commercial & Professional Services	131,000	6,477,538
			11,393,786

NORWAY (2.6%)
Statoil ASA #+	Energy	350,725	9,999,410
Storebrand ASA *+	Insurance	769,700	4,273,043
Telenor ASA +	Telecommunication Services	385,100	8,842,837
			23,115,290

RUSSIA (1.2%)
Lukoil OAO GDR +	Energy	199,500	11,108,051

SINGAPORE (1.3%)
Keppel Corporation Limited +	Capital Goods	490,000	4,300,565
United Overseas Bank Limited +	Banks	390,000	7,528,259
			11,828,824

SOUTH AFRICA (2.4%)
FirstRand Limited +	Diversified Financials	1,121,300	4,513,075
Remgro Limited +	Diversified Financials	538,900	11,627,947
Sasol Limited +	Energy	87,700	5,060,068
			21,201,090

SOUTH KOREA (2.3%)
Hyundai Motor Company +	Automobiles & Components	21,200	5,048,060
Korea Electric Power Corporation +	Utilities	129,300	5,279,924

SK Hynix Inc. *+	Semiconductors & Semiconductor Equipment	78,900	3,427,723
SK Telecom Co., Ltd. +	Telecommunication Services	25,500	6,528,864
			20,284,571

SPAIN (4.0%)
Banco Santander, S.A. +	Banks	1,098,900	11,043,835
CaixaBank, S.A. +	Banks	1,681,100	10,068,364
Enagas, S.A. +	Utilities	245,200	8,159,261
Grifols, S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	155,000	6,977,489
			36,248,949

SWEDEN (1.7%)
Securitas AB +	Commercial & Professional Services	643,700	7,478,744
Swedbank AB - Class A +	Banks	307,000	7,865,484
			15,344,228

SWITZERLAND (3.0%)
Aryzta AG #+	Food, Beverage & Tobacco	114,200	10,333,771
Credit Suisse Group AG +	Diversified Financials	190,400	5,175,554
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	39,100	11,359,463
			26,868,788

TAIWAN (1.3%)
Cheng Shin Rubber Industry Co., Ltd. +	Automobiles & Components	1,153,680	2,901,133
Taiwan Semiconductor Manufacturing Company Ltd. ADR #	Semiconductors & Semiconductor Equipment	418,900	8,378,000
			11,279,133

THAILAND (1.2%)
Krung Thai Bank Public Company Limited +	Banks	6,537,000	4,936,850
PTT Exploration and Production Public Company Limited +	Energy	1,139,781	5,763,093
			10,699,943

TURKEY (1.0%)
Koc Holding A.S. +	Capital Goods	1,685,700	8,783,626

UNITED KINGDOM (11.2%)
BHP Billiton Plc +	Materials	721,000	24,618,814
BP p.l.c. +	Energy	1,127,900	9,213,449
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	261,900	15,327,589
Next PLC +	Retailing	47,000	5,357,621
Prudential Public Limited Company +	Insurance	547,300	12,602,684
Rolls-Royce Holdings PLC +	Capital Goods	462,000	8,048,687
Smith & Nephew PLC +	Health Care Equipment & Services	333,800	5,746,117
Subsea 7 S.A. +	Energy	474,000	7,907,835
WH Smith PLC +	Retailing	628,800	11,952,044
			100,774,840

Total Common Stocks	(Cost $747,758,634)		852,485,065

PREFERRED STOCKS (2.9%)
BRAZIL (1.0%)
Banco Bradesco S.A.	Banks	611,700	9,382,770

GERMANY (1.9%)
Henkel AG & Co. KGaA +	Household & Personal Products	150,100	16,767,145

Total Preferred Stocks	(Cost $21,800,020)		26,149,915

SHORT TERM INVESTMENTS (3.1%)

HELD AS COLLATERAL FOR SECURITIES LENDING

MONEY MARKET FUND (3.0%)
Northern Institutional Liquid Asset Portfolio, 0.06% (a)	26,427,690	26,427,690

U.S. GOVERNMENT OBLIGATIONS (0.1%)	Principal Amount
	U.S. Treasury Notes:
	0.250% due 08/31/2014	$750,277	750,277
	0.250% due 02/28/2015	447,807	447,807
			1,198,084

Total Short Term Investments	(Cost $27,625,774)		27,625,774

Total Investments	101.1%	(Cost $797,184,428)	$906,260,754
Other Assets, Less Liabilities	(1.1)%		(9,798,664)
Total Net Assets:	100.0%		$896,462,090

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2014
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows^:

Cost of Investments	$797,184,428
Gross unrealized appreciation	131,228,581
Gross unrealized depreciation	(22,152,255)
Net unrealized appreciation	$109,076,326

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2014, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2014, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$24,796,770	$–	$24,796,770
Austria	–	4,442,676	–	4,442,676
Belgium	–	7,882,511	–	7,882,511
Brazil	17,498,810	–	–	17,498,810
Canada	65,579,201	–	–	65,579,201
China	13,546,305	25,566,823	–	39,113,128
Denmark	–	7,301,024	–	7,301,024
Finland	–	11,088,490	–	11,088,490
France	–	48,049,237	–	48,049,237
Germany	–	69,617,930	–	69,617,930
Hong Kong	–	53,322,834	–	53,322,834
India	10,196,520	7,418,491	–	17,615,011
Indonesia	–	14,748,594	–	14,748,594
Italy	–	13,212,974	–	13,212,974
Japan	–	122,425,037	–	122,425,037
Malaysia	–	15,189,073	–	15,189,073
Mexico	11,670,646	–	–	11,670,646
Netherlands	–	11,393,786	–	11,393,786
Norway	–	23,115,290	–	23,115,290
Russia	–	11,108,051	–	11,108,051
Singapore	–	11,828,824	–	11,828,824
South Africa	–	21,201,090	–	21,201,090
South Korea	–	20,284,571	–	20,284,571
Spain	–	36,248,949	–	36,248,949

Sweden	–	15,344,228	–	15,344,228
Switzerland	–	26,868,788	–	26,868,788
Taiwan	8,378,000	2,901,133	–	11,279,133
Thailand	–	10,699,943	–	10,699,943
Turkey	–	8,783,626	–	8,783,626
United Kingdom	–	100,774,840	–	100,774,840
Total Common Stocks	$126,869,482	$725,615,583	$–	$852,485,065

Preferred Stocks

Brazil	$9,382,770	$–	$–	$9,382,770
Germany	–	16,767,145	–	16,767,145
Total Preferred Stocks	$9,382,770	$16,767,145	$–	$26,149,915

Short Term Investments	$26,427,690	$1,198,084	$–	$27,625,774
Total Investments	$162,679,942	$743,580,812	$–	$906,260,754

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2.

	Security Description	Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Statoil ASA	Norway	(9,999,410)
Net transfers into Level 1			$(9,999,410)

	Security Description	Country	Market Value
Transfers into Level 2	Statoil ASA	Norway	$9,999,410
Transfers out of Level 2	None	None	-
Net transfers into Level 2			$9,999,410

Transfers were made out of Level 1 and into Level 2 due to one security Statoil ASA being priced by adjusted quoted prices on July 31, 2014.

Transfers between Levels are recognized at the end of the reporting period.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio (Unaudited)			July 31, 2014

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (92.8%)
BRAZIL (3.3%)
Arteris S.A.		Transportation	55,400	$430,014
CCR S.A.		Transportation	54,600	431,024
Cia de Saneamento Basico do Estado de Sao Paulo ADR #		Utilities	45,300	403,170
Cia de Saneamento de Minas Gerais-COPASA		Utilities	25,100	412,331
Hypermarcas S/A *		Household & Personal Products	49,100	393,233
Localiza Rent a Car SA		Transportation	24,200	387,520
TOTVS S/A		Software & Services	26,800	459,749
				2,917,041

CANADA (1.0%)
Pacific Rubiales Energy Corp.		Energy	48,200	921,695

CHILE (1.0%)
Banco de Chile		Banks	3,506,598	435,911
Corpbanca		Banks	36,383,500	429,710
				865,621

CHINA (16.8%)
Baidu, Inc. ADR *		Software & Services	5,600	1,209,880
Bank of China Limited - H Shares +		Banks	3,769,100	1,802,678
China Overseas Land & Investment Limited. +		Real Estate	242,000	735,166
CNOOC Limited +		Energy	598,000	1,061,054
Guangdong Investment Limited +		Utilities	1,126,000	1,266,424
Hengan International Group Company Limited +		Household & Personal Products	42,000	449,707
Hollysys Automation Technologies Ltd. *#		Technology Hardware & Equipment	83,000	1,832,640
Lenovo Group Limited +		Technology Hardware & Equipment	1,127,700	1,544,519
Mindray Medical International Limited ADR #		Health Care Equipment & Services	12,700	381,635
NetEase, Inc. ADR #		Software & Services	14,900	1,252,196
PICC Property and Casualty Company Limited +		Insurance	883,410	1,432,757
Sinopharm Group Co. Ltd. - H Shares +		Health Care Equipment & Services	115,200	339,038
Tencent Holdings Limited +		Software & Services	51,000	824,575
WuXi PharmaTech (Cayman) Inc. ADR *		Pharmaceuticals, Biotechnology & Life Sciences	22,000	677,820
				14,810,089

HONG KONG (8.3%)
AIA Group Limited +		Insurance	185,200	993,271
Beijing Enterprises Holdings Limited +		Capital Goods	156,300	1,359,375
China Mengniu Dairy Company Limited +		Food, Beverage & Tobacco	232,800	1,131,781
China Unicom (Hong Kong) Limited +		Telecommunication Services	1,175,400	2,052,934
Haier Electronics Group Co., Ltd. +		Consumer Durables & Apparel	393,000	1,125,378
Techtronic Industries Company Limited +		Consumer Durables & Apparel	223,000	671,335
				7,334,074

INDIA (5.2%)
Infosys Limited ADR #		Software & Services	24,400	1,337,608
NTPC Ltd. +		Energy	472,100	1,131,449
Power Finance Corporation +		Diversified Financials	208,700	922,339
Tata Motors Limited ADR #		Automobiles & Components	155,000	1,144,141
				4,535,537

INDONESIA (3.6%)
PT Astra International Tbk +		Automobiles & Components	2,568,900	1,711,609
PT Bank Mandiri (Persero) Tbk. +		Banks	790,000	670,569
PT Bank Rakyat Indonesia (Persero) Tbk +		Banks	456,700	418,662
PT United Tractors Tbk +		Capital Goods	189,100	373,866
				3,174,706

MACAU (1.0%)
Sands China Ltd. +		Consumer Services	124,400	912,330

MALAYSIA (1.8%)
AMMB Holdings Berhad +	Banks	257,400	557,430
Axiata Group Berhad +	Telecommunication Services	277,100	602,975
Hong Leong Financial Group Berhad +	Banks	80,200	438,756
			1,599,161

MEXICO (5.1%)
Alfa, S.A.B. de C.V. - Class A	Capital Goods	587,200	1,603,474
Gentera S.A.B. de C.V.	Diversified Financials	423,600	857,774
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	302,700	2,013,802
			4,475,050

PANAMA (2.0%)
Banco Latinoamericano de Comercio Exterior, S.A. #	Banks	59,500	1,766,555

PHILIPPINES (1.9%)
Alliance Global Group, Inc. +	Capital Goods	1,112,800	667,759
Universal Robina Corporation +	Food, Beverage & Tobacco	257,600	961,351
			1,629,110

POLAND (1.3%)
Polskie Gornictwo Naftowe i Gazownictwo SA +	Energy	393,500	610,173
Synthos S.A. +	Materials	387,700	558,049
			1,168,222

RUSSIA (5.5%)
Gazprom OAO GDR +	Energy	126,800	930,815
Lukoil OAO GDR +	Energy	31,100	1,731,631
Magnit OJSC GDR +	Food & Staples Retailing	17,400	1,023,242
MegaFon OAO GDR +	Telecommunication Services	30,200	841,058
Sberbank of Russia GDR +	Banks	42,100	349,029
			4,875,775

SOUTH AFRICA (9.5%)
Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	38,900	1,051,548
The Bidvest Group Limited +	Capital Goods	17,900	482,182
MTN Group Limited +	Telecommunication Services	31,375	647,184
Remgro Limited +	Diversified Financials	117,500	2,535,320
Sasol Limited +	Energy	39,700	2,290,590
Steinhoff International Holdings Limited #+	Consumer Durables & Apparel	267,877	1,338,785
			8,345,609

SOUTH KOREA (13.8%)
Hankook Tire Co., Ltd. +	Automobiles & Components	7,610	418,369
Hyundai Engineering & Construction Co., Ltd. +	Capital Goods	14,050	857,880
Hyundai Motor Company +	Automobiles & Components	4,725	1,125,098
KB Financial Group Inc. +	Banks	19,800	773,923
Korea Electric Power Corporation +	Utilities	58,500	2,388,829
MANDO Corporation +	Automobiles & Components	3,450	421,730
NAVER Corporation +	Software & Services	818	578,878
Samsung Electronics Co., Ltd. GDR +	Semiconductors & Semiconductor Equipment	2,505	1,613,267
Shinhan Financial Group Co., Ltd. +	Banks	20,700	1,027,507
SK Hynix Inc. *+	Semiconductors & Semiconductor Equipment	19,700	855,845
SK Telecom Co., Ltd. +	Telecommunication Services	8,025	2,054,672
			12,115,998

TAIWAN (6.3%)
Cheng Shin Rubber Industry Co., Ltd. +	Automobiles & Components	230,660	580,036
E.SUN Financial Holding Company, Ltd. +	Banks	1,868,000	1,247,256
MediaTek, Inc. +	Semiconductors & Semiconductor Equipment	76,000	1,179,301
Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	629,000	2,527,102
			5,533,695

THAILAND (3.6%)
Bangkok Bank Public Company Limited +	Banks	102,300	625,154
Krung Thai Bank Public Company Limited +	Banks	871,950	581,128
PTT Exploration and Production Public Company Limited +	Energy	205,363	1,038,380
PTT Global Chemical Public Company Limited +	Materials	215,100	441,231
Thai Union Frozen Products Public Company Limited +	Food, Beverage & Tobacco	226,000	460,315
			3,146,208

TURKEY (1.8%)
Koc Holding A.S. +	Capital Goods	302,700	1,577,270

Total Common Stocks	(Cost $74,139,159)		81,703,746

PREFERRED STOCKS (6.1%)
BRAZIL (5.1%)
Banco Bradesco S.A.	Banks	132,510	2,032,550
Petroleo Brasileiro SA Petrobras	Energy	292,100	2,469,412
			4,501,962

COLOMBIA (1.0%)
Banco Davivienda S.A.	Banks	51,900	868,344

Total Preferred Stocks	(Cost $4,791,876)		5,370,306

SHORT TERM INVESTMENTS (5.6%)
MONEY MARKET FUND (2.0%)
Northern Institutional Treasury Portfolio, 0.01% (a)		1,803,767	1,803,767
HELD AS COLLATERAL FOR SECURITIES LENDING

MONEY MARKET FUND (3.6%)
Northern Institutional Liquid Asset Portfolio, 0.06% (a)		3,149,773	3,149,773

U.S. GOVERNMENT OBLIGATIONS (0.0%)		Principal Amount
U.S. Treasury Notes:
0.250% due 08/31/2014		$2,554	2,554
0.250% due 02/28/2015		1,524	1,524
			4,078

Total Short Term Investments	(Cost $4,957,618)		4,957,618

Total Investments	104.5%	(Cost $83,888,653)	$92,031,670
Other Assets, Less Liabilities	(4.5)%		(3,990,238)
Total Net Assets:	100.0%		$88,041,432

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2014
+	Fair Valued Security
(a)	7-day yield
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows^:

Cost of Investments	$83,888,653
Gross unrealized appreciation	9,577,230
Gross unrealized depreciation	(1,434,213)
Net unrealized appreciation	$8,143,017

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2014, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2014, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$2,917,041	$–	$–	$2,917,041
Canada	921,695	–	–	921,695
Chile	865,621	–	–	865,621
China	5,354,171	9,455,918	–	14,810,089
Hong Kong	–	7,334,074	–	7,334,074
India	2,481,749	2,053,788	–	4,535,537
Indonesia	–	3,174,706	–	3,174,706
Macau	–	912,330	–	912,330
Malaysia	–	1,599,161	–	1,599,161
Mexico	4,475,050	–	–	4,475,050
Panama	1,766,555	–	–	1,766,555
Philippines	–	1,629,110	–	1,629,110
Poland	–	1,168,222	–	1,168,222
Russia	–	4,875,775	–	4,875,775
South Africa	–	8,345,609	–	8,345,609
South Korea	–	12,115,998	–	12,115,998
Taiwan	–	5,533,695	–	5,533,695
Thailand	–	3,146,208	–	3,146,208
Turkey	–	1,577,270	–	1,577,270
Total Common Stocks	$18,781,882	$62,921,864	$–	$81,703,746

Preferred Stocks

Brazil	$4,501,962	$–	$–	$4,501,962
Colombia	868,344	–	–	868,344
Total Preferred Stocks	$5,370,306	$–	$–	$5,370,306

Short Term Investments	$4,953,540	$4,078	$–	$4,957,618
Total Investments	$29,105,728	$62,925,942	$–	$92,031,670

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of October 31, 2013	$205
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases and Issues	-
Sales and Settlements	(205)
Transfers in and/or out of Level 3	-
Balance as of July 31, 2014	$-

The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represent either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio (Unaudited)		July 31, 2014

Industry	Issue	Shares	Value
COMMON STOCKS (99.2%)
AUTOMOBILES & COMPONENTS (2.7%)
Autoliv, Inc.	2,800	$278,628
Thor Industries, Inc.	4,550	241,013
Visteon Corporation *	3,800	362,900
		882,541

BANKS (3.0%)
East West Bancorp, Inc.	9,450	321,867
KeyCorp	24,750	335,115
SunTrust Banks, Inc.	8,400	319,620
		976,602

CAPITAL GOODS (8.4%)
AGCO Corporation	6,100	297,131
Chicago Bridge & Iron Company N.V.	3,850	228,382
Regal-Beloit Corporation	5,600	393,624
Terex Corporation	8,650	298,511
The Timken Company	5,700	252,510
Trinity Industries, Inc.	23,000	1,003,720
Triumph Group, Inc.	4,650	294,578
		2,768,456

COMMERCIAL & PROFESSIONAL SERVICES (3.4%)
Republic Services, Inc.	14,300	542,399
Robert Half International Inc.	11,800	574,070
		1,116,469

CONSUMER DURABLES & APPAREL (4.3%)
D.R. Horton, Inc.	16,900	349,830
Hanesbrands Inc.	6,650	649,772
PulteGroup, Inc.	8,900	157,085
Tupperware Brands Corporation	3,700	269,286
		1,425,973

CONSUMER SERVICES (3.7%)
Apollo Education Group, Inc. *	6,700	187,131
Burger King Worldwide, Inc.	12,800	337,664
Hyatt Hotels Corporation - Class A *	7,900	464,757
MGM Resorts International *	9,000	241,560
		1,231,112

DIVERSIFIED FINANCIALS (3.2%)
Ameriprise Financial, Inc.	6,900	825,240
Waddell & Reed Financial, Inc. - Class A	4,500	237,555
		1,062,795

ENERGY (4.9%)
Chesapeake Energy Corporation	12,500	329,625
Energen Corporation	6,750	551,003
HollyFrontier Corporation	6,200	291,462
Weatherford International Ltd. *	19,000	425,030
		1,597,120

FOOD & STAPLES RETAILING (1.0%)
The Kroger Co.	6,900	337,962

FOOD, BEVERAGE & TOBACCO (3.5%)
Coca-Cola Enterprises, Inc.	7,000	318,150
ConAgra Foods Inc.	7,650	230,495
Lorillard, Inc.	7,200	435,456
Molson Coors Brewing Company - Class B	2,400	162,072
		1,146,173

HEALTH CARE EQUIPMENT & SERVICES (8.2%)
AmerisourceBergen Corporation	5,600	430,696
Community Health Systems, Inc. *	5,900	281,430
The Cooper Companies, Inc.	2,700	434,376
Humana, Inc.	2,800	329,420
Omnicare, Inc.	6,900	431,250
St. Jude Medical, Inc.	4,500	293,355
Zimmer Holdings, Inc.	4,850	485,339
		2,685,866

HOUSEHOLD & PERSONAL PRODUCTS (1.3%)
Energizer Holdings, Inc.	1,400	160,664
Nu Skin Enterprises, Inc. - Class A	4,800	281,712
		442,376

INSURANCE (4.8%)
Assurant, Inc.	4,600	291,456
Everest Re Group, Ltd.	1,700	265,047
The Hartford Financial Services Group, Inc.	12,000	409,920
Lincoln National Corporation	8,100	424,359
Unum Group	5,400	185,382
		1,576,164

MATERIALS (3.1%)
Celanese Corporation	4,700	273,587
Reliance Steel & Aluminum Co.	4,000	273,000
TimkenSteel Corporation	2,850	124,004
Westlake Chemical Corporation	4,100	358,299
		1,028,890

MEDIA (1.1%)
Cablevision Systems Corporation - Class A	18,000	345,960

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.2%)
Covance Inc. *	3,800	318,896
Jazz Pharmaceuticals Public Limited Company *	2,500	349,325
Mylan Inc. *	9,250	456,673
PerkinElmer, Inc.	5,350	247,277
		1,372,171

REITS (5.8%)
CBL & Associates Properties, Inc.	21,400	400,180
Federal Realty Investment Trust	2,150	262,515
HCP, Inc.	7,700	319,781
Health Care REIT, Inc.	4,900	311,787
Host Hotels & Resorts, Inc.	15,000	326,100
Jones Lang LaSalle Incorporated	2,400	296,880
		1,917,243

RETAILING (5.3%)
AutoNation, Inc. *	6,950	370,574
AutoZone, Inc. *	700	361,921
Foot Locker, Inc.	10,600	503,818
Macy's, Inc.	8,450	488,325
		1,724,638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Broadcom Corporation - Class A	13,800	527,988
KLA-Tencor Corporation	4,950	353,875
ON Semiconductor Corporation *	56,900	487,064
		1,368,927

SOFTWARE & SERVICES (7.9%)
Cadence Design System, Inc. *	17,900	301,257
DST Systems, Inc.	8,350	752,084
Fiserv, Inc. *	10,600	653,702
Global Payments Inc.	2,900	200,883
SolarWinds, Inc. *	8,400	345,576
Teradata Corporation *	8,000	337,280
		2,590,782

TECHNOLOGY HARDWARE & EQUIPMENT (3.6%)
NetApp, Inc.	11,250	436,950
Riverbed Technology, Inc. *	17,700	316,830
SanDisk Corporation	4,800	440,208
		1,193,988

TELECOMMUNICATION SERVICES (1.3%)
Telephone and Data Systems, Inc.	16,800	420,000

TRANSPORTATION (3.9%)
American Airlines Group Inc.	8,400	326,340
Delta Air Lines, Inc.	11,400	427,044
Ryder System, Inc.	6,100	525,393
		1,278,777

UTILITIES (6.4%)
Ameren Corporation	8,200	315,290
CMS Energy Corporation	12,850	371,750
DTE Energy Company	7,000	516,740
Great Plains Energy Incorporated	17,950	444,981
National Fuel Gas Company	6,400	441,024
		2,089,785

Total Common Stocks	(Cost $25,164,481)	32,580,770

Total Investments	99.2%	(Cost $25,164,481)	$32,580,770
Other Assets, Less Liabilities	0.8%		263,578
Total Net Assets:	100.0%		$32,844,348

*	Non-Income Producing Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows^:

Cost of Investments	$25,164,481
Gross unrealized appreciation	7,723,260
Gross unrealized depreciation	(306,971)
Net unrealized appreciation	$7,416,289

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2014 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2014, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2014, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$882,541	$–	$–	$882,541
Banks	976,602	–	–	976,602
Capital Goods	2,768,456	–	–	2,768,456
Commercial & Professional Services	1,116,469	–	–	1,116,469
Consumer Durables & Apparel	1,425,973	–	–	1,425,973
Consumer Services	1,231,112	–	–	1,231,112
Diversified Financials	1,062,795	–	–	1,062,795
Energy	1,597,120	–	–	1,597,120
Food & Staples Retailing	337,962	–	–	337,962
Food, Beverage & Tobacco	1,146,173	–	–	1,146,173
Health Care Equipment & Services	2,685,866	–	–	2,685,866
Household & Personal Products	442,376	–	–	442,376
Insurance	1,576,164	–	–	1,576,164
Materials	1,028,890	–	–	1,028,890
Media	345,960	–	–	345,960
Pharmaceuticals, Biotechnology & Life Sciences	1,372,171	–	–	1,372,171
REITS	1,917,243	–	–	1,917,243
Retailing	1,724,638	–	–	1,724,638
Semiconductors & Semiconductor Equipment	1,368,927	–	–	1,368,927
Software & Services	2,590,782	–	–	2,590,782
Technology Hardware & Equipment	1,193,988	–	–	1,193,988
Telecommunication Services	420,000	–	–	420,000
Transportation	1,278,777	–	–	1,278,777
Utilities	2,089,785	–	–	2,089,785
Total Common Stocks	$32,580,770	$–	$–	$32,580,770

Total Investments	$32,580,770	$–	$–	$32,580,770

No transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date        September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date        September 29, 2014

By (Signature and Title)      /s/ David M. Sullivan II
                                                      David M. Sullivan II
                                                      Treasurer (Principal Financial Officer)

Date        September 29, 2014